Salient features	6 Months Ended
Dec. 31, 2020
Salient features
Salient features

Salient features

for the period ended

		Half year	Half year	Full year
		31 Dec 20	31 Dec 19	30 Jun 20
Other financial information
Total debt (including bank overdraft)	Rm	126 341	137 974	189 730
interest-bearing	Rm	126 341	137 910	189 730
non-interest-bearing	Rm	–	64	–
Finance expense capitalised¹	Rm	602	1 974	3 520
Capital commitments (subsidiaries and joint operations)¹	Rm	28 720	49 394	31 950
authorised and contracted	Rm	224 246	217 047	260 620
authorised, not yet contracted	Rm	20 031	37 827	21 136
less expenditure to date	Rm	(215 557)	(205 480)	(249 806)
Capital commitments (equity accounted investments)	Rm	923	1 957	1 277
authorised and contracted	Rm	765	641	1 936
authorised, not yet contracted	Rm	576	1 912	1 089
less expenditure to date	Rm	(418)	(596)	(1 748)
Effective tax rate²	%	16,2	40,7	22,3
Number of employees³	number	29 187	31 363	31 001

1	Finance expense capitalised and capital commitments decreased as a result of all LCCP units achieving beneficial operation.
2

The decrease in effective corporate tax rate is mainly as a result of tax losses utilised in the current year which are allowed to be set off against 2021 foreign exchange gains, and the Foreign Currency Translation Reserve (FCTR) reclassified on the disposal of business for which no tax is calculated.

3

The total number of employees includes permanent and non-permanent employees and the Group's share of employees within joint operations, but excludes contractors and equity accounted investments' employees.

		Half year	Half year	Full year
		31 Dec 20	31 Dec 19	30 Jun 20
		Rm	Rm	Rm
Reconciliation of headline earnings
Earnings/(losses) attributable to owners of Sasol Limited		14 491	4 053	(91 109)
Effect of remeasurement items for subsidiaries and joint operations		(2 519)	(169)	110 834
Impairment of property, plant and equipment		51	464	94 032
Impairment of assets under construction		48	–	13 399
Impairment of right of use assets		5	–	3 322
Impairment of goodwill and other intangible assets		2	–	839
Impairment of other assets¹		439	3	–
Profit on disposal of businesses²		(2 957)	(983)	(1 684)
(Profit)/loss on disposal of non-current assets		(91)	(61)	25
(Profit)/loss on disposal of other assets		(60)	–	148
Scrapping of non-current assets		39	426	796
Write-off of unsuccessful exploration wells		5	(18)	(43)
Tax effects and non-controlling interests		(143)	(214)	(27 010)
Effect of remeasurement items for equity accounted investments		29	–	–
Headline earnings/(loss)		11 858	3 670	(7 285)
Headline earnings/(loss) adjustments by segment
Mining		(2)	106	113
Exploration and Production International		70	(18)	(30)
Energy		30	(27)	11 987
Base Chemicals		(1 840)	(352)	70 670
Performance Chemicals		(775)	118	27 863
Group Functions		(2)	4	231
Remeasurement items		(2 519)	(169)	110 834
Headline earnings/(loss) per share³	Rand	19,16	5,94	(11,79)
Diluted headline earnings/(loss) per share	Rand	19,06	5,91	(11,79)

1	Relates mainly to an impairment of R438 million (US$29,8 million) on the US Phenolic assets which were impaired to its fair value less costs to sell.
2

Included is a loss on disposal of R1,1 billion and a corresponding gain on reclassification of foreign currency translation reserve of R3,1 billion relating to the sale of a portion of our US LCCP Base Chemicals business, as well as a profit on disposal of R719 million and a corresponding gain on reclassification of foreign currency translation reserve of R246 million relating to the sale of our 50% equity interest in the Gemini HDPE LLC.

3	Headline earnings per share refers to disclosure made in terms of the JSE Limited Listing Requirements.